Inventories	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Inventories

3. Inventories

At September 30, 2016 and December 31, 2015, inventories consisted of the following:

	September 30,	December 31,
	2016	2015
Finished goods	$733.183	$670.291
Health care supplies	357.778	395.342
Raw materials and purchased components	232.561	206.525
Work in process	83.072	68.593
Inventories	$1.406.594	$1.340.751